Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes

12. Income Taxes

The provision for income taxes for interim periods is determined using an estimated annual effective tax rate in accordance with ASC 740-270, Income Taxes, Interim Reporting. The effective tax rate may be subject to fluctuations during the year as new information is obtained, which may affect the assumptions used to estimate the annual effective tax rate, including factors such as valuation allowances against deferred tax assets, the recognition or de-recognition of tax benefits related to uncertain tax positions, if any, and changes in or the interpretation of tax laws in jurisdictions where Calidi conducts business.

For the six months ended June 30, 2023 and 2022, Calidi did not record any federal or state income tax provision or benefit due to net losses incurred for all periods presented. Calidi’s net deferred tax assets generated mainly from net operating losses are fully offset by a valuation allowance as Calidi believes it is not more likely than not that the benefit will be realized. StemVac’s income tax provision in Germany for all periods presented was insignificant.

13. Income Taxes

Since inception, Calidi has incurred net operating losses primarily for U.S. federal and state income tax purposes and has not reflected any benefit of such net operating loss carryforwards for any periods presented herein. For the years ended December 31, 2022 and 2021, no U.S. provision or benefit for income taxes was recorded and an insignificant amount of German provision for income taxes was recorded as presented on the consolidated statements of operations.

Income taxes during the years ended December 31, 2022 and 2021 differed from the amounts computed by applying the applicable U.S. federal income tax rates indicated to pretax loss from operations as a result of the following:

	2022	2021
Computed tax benefit at federal statutory rate	21%	21%
Permanent differences	—%	—%
State tax benefit	6%	7%
Stock based compensation	(1)%	(1)%
Foreign tax rate differential	—%	—%
Change in valuation allowance	(24)%	(25)%
Research and development credit	—%	(1)%
Change in fair value of debt	(2)%	(1)%
	—%	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The primary components of the deferred tax assets and liabilities at December 31, 2022 and 2021 were as follows (in thousands):

	2022	2021
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$10,102	$7,301
Research and development credit carryforwards	404	254
Stock-based and other compensation	1,616	802
Lease liability	12	42
Capitalized research and development expenditures	1,306	—
Transaction and financing costs	537	—
Depreciation and amortization	207	—
Accrued liabilities and other reserves	1,376	1,057
Total deferred tax assets	15,560	9,456
Right-of-use and other assets	(10)	(57)
Total deferred tax liabilities	(10)	(57)
Valuation allowance	(15,550)	(9,399)
Net deferred tax asset	$—	$—

As of December 31, 2022, Calidi had net operating loss carryforwards of approximately $37.0 million for U.S. federal income tax purposes and $42.1 million for state income tax purposes. Federal net operating losses generated on or prior to December 31, 2017, expire in varying amounts between 2034 and 2037, while federal net operating losses generated after December 31, 2017 of approximately $29.0 million carryforward indefinitely. The state net operating losses expire in varying amounts between 2034 and 2042.

As of December 31, 2022, Calidi has research and development credit carryforwards for federal purposes of $0.4 million and for state purposes of $0.5 million. The federal credits will expire between 2040 and 2042, while the state credits have no expiration.

Utilization of the net operating loss carryforwards and credits may be subject to substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Calidi does not believe such an ownership change occurred for the periods presented.

A valuation allowance is provided when it is more likely than not that all or some portion of the deferred tax assets will not be realized. Calidi established a full valuation allowance for all periods presented due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The change in the valuation allowance was $6.1 million and $2.8 million for the years ended December 31, 2022 and 2021, respectively.

Calidi has uncertain tax benefits (“UTBs”) totaling approximately $1.2 million and $1.1 million as of December 31, 2022 and 2021, respectively, which were netted against deferred tax assets subject to valuation allowance. The UTBs had no effect on the effective tax rate and there would be no cash tax impact for any period presented. Calidi does not expect its UTBs to change significantly over the next twelve months.

A reconciliation of the beginning and ending unrecognized tax benefit amount is as follows (in thousands):

	December 31,
	2022	2021
Balance at the beginning of the year	$1,077	$965
Additions based on tax positions related to current year	162	106
Adjustments based on tax positions related to prior years	—	6
Balance at end of year	$1,239	$1,077

Calidi files U.S. federal income tax return as well as California and foreign income tax returns. For jurisdictions in which tax filings have been filed, all tax years remain open for examination by the federal and California state authorities for three and four years, respectively, from the date of utilization of any net operating losses or credits. For StemVac tax returns, German statutes are open for four years from the filing date. Calidi is not currently under audit by any taxing jurisdiction.

First Light Acquisition Group Inc [Member]
Income Taxes

NOTE 10. INCOME TAX

The Company recorded a tax provision of $77,949 and $143,424, respectively, for the three and six months ended June 30, 2023. The effective tax rate was 2.30% and 1.91%, respectively, for the three and six months ended June 30, 2023. The effective tax rates differ from the statutory tax rate of 21.0% due to the change in fair value of warrants and the valuation allowance on deferred tax assets. During the three and six months ended June 30, 2022, the Company did not record any income tax benefits for the net operating losses incurred due to the uncertainty of realizing a benefit from those items.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of capitalized startup costs. The Company considered the history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies, and have concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As such, the Company recorded a full valuation allowance against net deferred tax assets as of June 30, 2023 and December 31, 2022.

NOTE 10 — INCOME TAX

The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Capitalized start-up costs	$1,588,741	$413,817
Unrealized gains on marketable securities	(1,385)	(802)
Charitable contributions	—	5,019
Net operating loss carryforward	—	39,344
Total deferred tax assets	1,587,356	457,378
Valuation allowance	(1,587,356)	(457,378)
Deferred tax assets	$—	$—

The income tax provision for the twelve months ended December 31, 2022 and for the period from March 24, 2021 (inception) through December 31, 2021 consists of the following:

	December 31, 2022	December 31, 2021
Current expense (benefit)
Federal	$266,104	$—
State	80,883	—
Deferred expense (benefit)
Federal	(921,893)	(373,152)
State	(208,085)	(84,226)
Change in Valuation Allowance	1,129,978	457,378
Income tax provision	$346,987	$—

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2022 and 2021, the Company has $0 and $152,852 federal net operating loss carryforwards, respectively, and $0 and $152,852 state net operating loss carryforwards.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the twelve months ended December 31, 2022, the change in the valuation allowance was $1,129,978. For the period from March 24, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $457,378.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(3.72)%	(2.49)%
Change in fair value of warrant liabilities	(36.42)%	(35.05)%
Change in valuation allowance	29.14%	13.50%
Change in fair value of forward purchase units	(1.06)%	3.04%
Income tax provision	8.95%	0.00%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2021 remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.